Inventories	12 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
Inventories

NOTE 6: — INVENTORIES

	March 31,
	2017	2016
Finished goods	$56,652	$60,249
Raw and packaging materials	53,436	48,329
Work in progress	27,200	26,756
Other	3,757	3,219
	$141,045	$138,553

As of March 31, 2017 and 2016, reserves recorded against inventories for slow-moving, short-dated, excess and obsolete inventory totaled $24,482 and $16,627, respectively.

As of March 31, 2017 and 2016, there were no pledges of inventory.